Stock-based Compensation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	23,500		17,500	19,250
Granted, Shares (in shares)	10,000	10,000	10,000	3,250
Share-based Payment Arrangement, Expense	$ 131,600	$ 7,400	$ 22,000	$ 9,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 674,000		$ 348,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	4 years		3 years
Exercise of stock options (in shares)	3,000	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 24,000
Proceeds from exercise of stock options	27,690	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	58,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 20,700
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	4 years
Approximation [Member]
Proceeds from exercise of stock options	$ 27,700
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	36,550	0	54,300	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in shares)	2,400
Granted, weighted average grant date fair value (in dollars per share)	$ 11.01		$ 6.11
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)			3 years
The 1995 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)			442,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,000		5,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	102,157
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in shares)			11,750
The 1995 Incentive Stock Option Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)				102,157
The 1995 Incentive Stock Option Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	442,750
The 2019 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	3,957		47,107
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in shares)	12,750		750
Granted, Shares (in shares)	23,250		13,250
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in shares)	750
The 2019 Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in shares)	102,157
The 2019 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			54,300
Granted, Shares (in shares)	90,850
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in shares)	2,400